INVESTMENT PROPERTIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
INVESTMENT PROPERTIES
Investment properties	$ 35,542
Investment property
INVESTMENT PROPERTIES
Lessor, Existence of option to extend	false
Investment properties	$ 35,542
Investment property | At fair value
INVESTMENT PROPERTIES
Investment properties	$ 36,200
Investment property | Minimum
INVESTMENT PROPERTIES
Lessor, operating lease term	1 year
Investment property | Maximum
INVESTMENT PROPERTIES
Lessor, operating lease term	12 years